Nature of Operations and Significant Accounting Policies - Other Various Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt
Minimum maturity period at date of issuance for debt to be classified as long-term	1 year
Separate Accounts
Separate account that primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans as part of the 2001 demutualization	$ 101.4	$ 95.1